Shareholder Report, Holdings (Details) - C000002849	Dec. 31, 2024
The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
HEICO Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Texas Instruments Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Media
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)